Document and Entity Information	12 Months Ended
Apr. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 28, 2012
Registrant Name	Fidelity Rutland Square Trust II
Central Index Key	0001364924
Amendment Flag	false
Document Creation Date	Mar. 19, 2013
Document Effective Date	Mar. 19, 2013
Prospectus Date	Apr. 28, 2012